Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 165,631	€ 161,261
Current borrowings	18,428	17,905
TOTAL BORROWINGS	184,060	179,167
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	29,581	28,715
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	135,198	131,953
Over 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 852	€ 594